Core Deposits and Other Intangibles - Schedule of Future Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 7,110
2016	2,822
2017	1,097
2018	564
2019	564
2020 and thereafter	2,072
Core deposits and other intangibles	$ 14,229	$ 30,444